Private Placement - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended
	Jan. 20, 2021	Dec. 31, 2020	Jun. 30, 2021
Private Placement (Details) [Line Items]
Sale aggregate amount (in Dollars)		$ 7,270,000	$ 7,270,000
Private Placement Expenses			$ 2,980,700
Sponsor [Member]
Private Placement (Details) [Line Items]
Repayment of excess funding	$ 212,308
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase share |		7,270,000	7,270,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Common stock exercise price		$ 11.50	$ 11.50
Class B Common Stock [Member]
Private Placement (Details) [Line Items]
Aggregate shares of investors		790,384	790,384